PROFESSIONALLY MANAGED PORTFOLIOS

CAN SLIM® Select Growth Fund

Supplement dated February 1, 2012 to the
Summary Prospectus dated July 29, 2011

Effective January 30, 2012, NorthCoast Asset Management, LLC hired Patrick Jamin, CRA, FRM to serve as its Chief Investment Officer and Portfolio Manager to the CAN SLIM® Select Growth Fund.

Accordingly, the following replaces the table on page 3 of the Summary Prospectus:

Name	Title	Managed the Fund Since
Daniel J. Kraninger	President	2008
Frank Ingarra	Senior Vice President	2011
Brentin C. Elam	Vice President and Director	2008
Patrick Jamin	Chief Investment Officer	2012

Please retain this Supplement with the Summary Prospectus.
The date of this Supplement is February 1, 2012.

PROFESSIONALLY MANAGED PORTFOLIOS

CAN SLIM® Select Growth Fund

Supplement dated February 1, 2012 to the
Prospectus dated July 29, 2011

Effective January 30, 2012, NorthCoast Asset Management, LLC hired Patrick Jamin, CRA, FRM to serve as its Chief Investment Officer and Portfolio Manager to the CAN SLIM® Select Growth Fund.

Accordingly, the following replaces the table on page 7 of the Prospectus:

Name	Title	Managed the Fund Since
Daniel J. Kraninger	President	2008
Frank Ingarra	Senior Vice President	2011
Brentin C. Elam	Vice President and Director	2008
Patrick Jamin	Chief Investment Officer	2012

The following paragraph is added to page 17 of the Prospectus under the sub-section “Portfolio Manager”:

Patrick Jamin, CFA, FRM, Chief Investment Officer.  Mr. Jamin joined NorthCoast in 2012 as Chief Investment Officer.  Prior to that, Mr. Jamin was a Director and Partner of Numeric Investors from 2008 to January 2012.  In his role there, he served as lead portfolio manager for the firm’s entire European portfolio, and he served as co-portfolio manager for the firm’s U.S., Japan, and European portfolios for long-only, market neutral and short-term statistical arbitrage mandates using dynamic models.  Prior to that, Mr. Jamin served as Head of Quantitative Research, Partner and Co-Founder of Standard Pacific Quantitative from 2005 to 2007.  In his role there, he co-founded a global quantitative long-short hedge fund within an established $5 billion hedge fund. He holds an MBA from Harvard Business School and a Masters of Engineering in Telecommunications from Ecole Nationale Superieure des Telecommunications in Paris, France.

Please retain this Supplement with the Prospectus.
The date of this Supplement is February 1, 2012.

PROFESSIONALLY MANAGED PORTFOLIOS

CAN SLIM® Select Growth Fund

Supplement dated February 1, 2012 to the
Statement of Additional Information (“SAI”) dated July 29, 2011

Effective January 30, 2012, NorthCoast Asset Management, LLC hired Patrick Jamin, CRA, FRM to serve as its Chief Investment Officer and Portfolio Manager to the CAN SLIM® Select Growth Fund.

Accordingly, please add the following information to the section titled, “Portfolio Managers” on pages B-31 and B-32 of the SAI:

Portfolio Managers

In addition to Frank Ingarra, Daniel J. Kraninger and Brentin C. Elam, the Fund is managed by Patrick Jamin.  The following provides information regarding other accounts managed by Patrick Jamin as of January 30, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$18 million	1	$18 million
Other Accounts	5,973	$1.3 billion	0	$0

Because the Adviser performs investment management services for various clients, certain conflicts of interest could arise.  The Adviser may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  The Adviser will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Adviser, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Adviser buys or sells the same security for two or more clients, we may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

1

The following indicates the dollar range of beneficial ownership of shares by the portfolio manager as of January 30, 2012.

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
Patrick Jamin	None

Please retain this Supplement with the SAI.
The date of this Supplement is February 1, 2012.